Intangible Assets	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]	Intangible Assets
The following table summarizes intangible assets, net (in thousands):

	June 30, 2021	December 31, 2020
Developed technology	$13,117	$13,117
Supplier agreement	1,560	1,560
Channel partner relationships	730	730
Capitalized development costs(1)	3,213	3,116
Customer relationships	380	380
	19,000	18,903
Accumulated amortization:
Developed technology	(13,117)	(13,117)
Supplier agreement	(95)	(43)
Channel partner relationships	(537)	(477)
Capitalized development costs(1)	(2,794)	(2,518)
Customer relationships	(347)	(340)
	(16,890)	(16,495)
Total finite-lived assets, net	2,110	2,408
Indefinite-lived intangible assets - trade names	200	200
Total intangible assets, net	$2,310	$2,608
________________
(1)    Includes the impact of foreign currency exchange rate fluctuations.
Amortization expense of intangible assets was $154,000 and $237,000 during the three months ended June 30, 2021 and 2020, respectively. Amortization expense of intangible assets was $310,000 and $482,000 during the six months ended June 30, 2021 and 2020, respectively. Estimated amortization expense for intangible assets is expected to be approximately $312,000 for the remainder of 2021 and $465,000, $127,000, $105,000, $104,000, and $104,000 in fiscal 2022, 2023, 2024, 2025 and 2026, respectively.
Supplier Agreement Acquisition
On August 3, 2020, Dale Allan Peters (“Peters”), as the beneficial shareholder of 101250 Investments Ltd. (“101 Invest”), a company existing under the laws of the Turks & Caicos Islands and a water partner of Rainmaker, entered into a Share Purchase Agreement (the “101 Invest Purchase Agreement”) with the Company. As a result of the 101 Invest Purchase Agreement, 101 Invest is a wholly-owned subsidiary of the Company. Under the terms of the 101 Invest Purchase Agreement, the Company issued 480,000 common shares at $3.25 per share to Greenfield Investments Ltd. for a purchase price of $1,560,000. The common shares contain a legend, either statutory or contractual, which restricted the resale of the common shares for a period of six-months and one day from the closing date. 101 Invest has exclusive rights to deliver the Rainmaker water solution to three Turks and Caicos island communities - Plantation Hills, Blue Sky and Village Estates.